ING Life Insurance and Annuity Company and its Variable Annuity Account C

State University of New York Defined Contribution Retirement Plan

Supplement dated December 17, 2013 to the Contract Prospectus and Contract Prospectus Summary, each dated May 1, 2013, as amended

This supplement updates and amends certain information contained in your variable annuity Contract Prospectus and
Contract Prospectus Summary. Please read it carefully and keep it with your Contract Prospectus and Contract
Prospectus Summary for future reference.

IMPORTANT INFORMATION REGARDING THE ING PIMCO HIGH YIELD PORTFOLIO

Please Note: The following information only affects you if you currently invest in or plan to invest in a subaccount that corresponds to the Funds referenced below.

Effective on or about the close of business on or about February 4, 2014, the ING PIMCO High Yield Portfolio will:
•	Change its name to ING High Yield Portfolio;
•	Change its investment subadviser to ING Investment Management Co. LLC; and
•	Change its investment objective to “Seeks to provide investors with a high level of current income and total return.”

IMPORTANT INFORMATION REGARDING THE ING JPMORGAN MID CAP VALUE PORTFOLIO

Effective on or about the close of business February 7, 2014, the ING JPMorgan Mid Cap Value Portfolio will only be available to plans offering the fund as of the close of business on February 7, 2014.

Information in your Contract Prospectus and Contract Prospectus Summary regarding the Funds referenced above is changed accordingly.
MORE INFORMATION IS AVAILABLE

More information about the funds available through your contract, including information about the risks associated with investing in them, can be found in the current prospectus and Statement of Additional Information for each fund. You may obtain these documents by contacting your local representative or by writing or calling the Company at:

For all regular mail, please use: Service Center ING Life Insurance and Annuity Company P.O. Box 9862 Providence, RI 02940-8010	For overnight mail, please use: ING Life Insurance and Annuity Company Service Center 4400 Computer Drive Westborough, MA 01581

1-800-677-4636

If you received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus.

Insurance products, annuities and retirement plan funding issued by (third party administrative services may also be provided by)
ING Life Insurance and Annuity Company. Securities are distributed by ING Financial Advisers, LLC (member SIPC), One
Orange Way, Windsor, CT 06095. Securities may also be distributed through other broker-dealers with which ING Financial
Advisers, LLC has selling agreements.

X.81216-13E	December 2013